Stock Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK INCENTIVE PLANS
STOCK INCENTIVE PLANS
Stock Option Plans
During the three months ended March 31, 2015 and 2014, the Company recorded compensation expense related to stock options of approximately $1,070,000 and $925,000, respectively. As of March 31, 2015, the total unrecognized compensation cost related to non-vested stock options granted was $10,776,000 and is expected to be recognized over a weighted average period of 3.21 years. The following table presents a summary of stock option activity for the three months ended March 31, 2015 and 2014:

	Three Months Ended March 31,
	2015		2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options outstanding at beginning of period	7,681,256	$3.03	7,566,438	$2.74
Grants	1,598,500	5.49	—	—
Forfeitures	(33,140)	4.64	—	—
Exercises	(65,948)	1.90	(157,461)	1.82
Options outstanding at period end	9,180,668	3.46	7,408,977	2.76
Options exercisable at period end	4,750,021	3.18	3,584,416	3.14
Weighted average per share fair value of options granted during the period	$4.29		$—

The following table provides additional information related to outstanding stock options, exercisable stock options, and stock options expected to vest as of March 31, 2015:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	9,180,668	$3.46	7.37 years	$18,023
Exercisable	4,750,021	3.18	5.92 years	11,466
Outstanding, vested and expected to vest	8,549,361	3.42	7.24 years	17,241

The following table provides additional information related to outstanding stock options, exercisable stock options, and stock options expected to vest as of December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	7,681,256	$3.03	7.05 years	$21,710
Exercisable	4,452,274	3.17	5.87 years	12,887
Outstanding, vested and expected to vest	7,258,603	3.04	6.95 years	20,574

Employee Stock Purchase Plan
During the three months ended March 31, 2015 and 2014, the Company recorded compensation expense related to its employee stock purchase plan of approximately $11,000 and $8,000, respectively.

STOCK INCENTIVE PLANS
The Company has stock option and stock incentive plans which provide for grants of shares to employees and grants of options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Options granted to employees typically become exercisable over a four-year vesting period and have a ten-year contractual term. Initial options granted to directors typically vest over a four-year period and have a ten-year contractual term. Annual option grants to directors typically vest immediately and have a ten-year contractual term. Upon the exercise of stock options, the Company may issue the required shares out of authorized but unissued common stock or out of treasury stock at management’s discretion.
A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options outstanding at beginning of period	7,566,438	$2.74	5,493,079	$2.67
Grants	716,500	5.56	2,630,000	2.71
Forfeitures	(210,375)	3.10	(513,059)	1.96
Exercises	(391,307)	1.97	(43,582)	1.64
Options outstanding at year end	7,681,256	3.03	7,566,438	2.74
Options exercisable at year end	4,452,274	3.17	3,304,981	3.09
Weighted average per share fair value of options granted during the year	$4.43		$2.14

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	7,681,256	$3.03	7.05 years	$21,710
Exercisable	4,452,274	3.17	5.87 years	12,887
Outstanding, vested and expected to vest	7,258,603	3.04	6.95 years	20,574

The Company estimated the fair value of options granted using the Black-Scholes option pricing model. Use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Changes in these input variables would affect the amount of expense associated with equity-based compensation. Expected volatility is based on the historical volatility of the Company's common shares over the expected term of the stock option grant. To estimate the expected term, the Company utilizes the “simplified” method for “plain vanilla” options as discussed within the Securities and Exchange Commission’s Statement of Accounting Bulletin 107. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior will be more widely available. The risk-free interest rate is based on U.S. Treasury Daily Treasury Yield Curve Rates corresponding to the expected life assumed at the date of grant. Dividend yield is zero as there are no payments of dividends made or expected. The weighted-average assumptions used for option grants were as follows:

	Years Ended December 31,
	2014	2013
Risk-free interest rate	1.79%	1.73%
Volatility factor	102.54%	100.76%
Grant date fair value of common stock	$4.43	$2.14
Weighted-average expected life	5.89 years	5.92 years
Assumed forfeiture rate	10.00%	10.00%

Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2014	2013
	(In thousands)
Sales and marketing	$548	$366
Research, development and medical affairs	981	504
General and administrative	2,274	1,586
Total employee stock-based compensation expense	$3,803	$2,456

As of December 31, 2014, there was approximately $6,101,000 of total unrecognized compensation cost related to outstanding stock option awards that will be recognized over a weighted average period of 2.7 years. The total fair value of shares vested during the year ended December 31, 2014 was approximately $3,833,000.
The total estimated fair value of options granted during the years ended December 31, 2014 and 2013 was $3,177,000 and $5,618,000, respectively. The total estimated intrinsic value of options exercised during the years ended December 31, 2014 and 2013 was $1,710,000 and $79,000, respectively.
As of December 31, 2014, the Company was authorized to grant options to purchase up to an additional 774,723 shares under the 2010 Equity Incentive Plan. The Company’s 2010 Plan provides for annual increases in the number of shares available for issuance thereunder on the first day of each fiscal year equal to the least of: (1) 2,000,000 shares of our common stock; (2) 4% of the shares of common stock outstanding at that time; and (3) such other amount as our board of directors may determine. On January 1, 2015, an additional 1,772,814 shares became available for future issuance under the 2010 Plan. These additional shares from the annual increase under the 2010 Plan are not included in the foregoing discussion.
The following table summarizes outstanding and exercisable options at December 31, 2014:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33 - $1.99	3,408,452	6.32	2,309,473	5.61
$2.00 - $2.99	2,442,796	7.70	1,020,648	5.98
$3.00 - $4.99	449,564	6.26	345,813	5.43
$5.00 - $10.99	1,019,794	8.71	415,690	7.46
$11.00 - $11.91	360,650	5.78	360,650	5.78
	7,681,256		4,452,274